Fair Value Measurements (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of assets that are measured at fair value on a recurring basis
		Fair value measurements at reporting date using:
Description	Fair Value	Quoted prices in active markets for identical liabilities (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Cash	$156,755	$156,755	$—	$—
Cash held in Trust Account – U.S. Money Market	$57,383,990	$57,383,990	$—	$—

Liabilities:
Warrant liabilities	$61,865	$—	$61,865	$—
		Fair value measurements at reporting date using:
Description	Fair Value	Quoted prices in active markets for identical liabilities (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Cash	$154,942	$154,942	$—	$—
Cash held in Trust Account – U.S. Money Market	$57,340,207	$57,340,207	$—	$—

Liabilities:
Warrant liabilities	$170,867	$—	$—	$170,867

		Fair value measurements at reporting date using:
Description	Fair Value	Quoted prices in active markets for identical liabilities (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Cash	$154,942	$154,942	$—	$—
Cash held in Trust Account – U.S. Money Market	$57,340,207	$57,340,207	$—	$—

Liabilities:
Warrant liabilities	$170,867	$—	$—	$170,867

Schedule of levels 1, 2, and 3 within the fair value hierarchy
	Warrant liabilities	Total Level 3 Financial Instruments

Level 3 financial instruments as of December 31, 2021	$170,867	$170,867
Change in fair value	(67,758)	(67,758)
Level 3 financial instruments as of March 31, 2022	103,109	103,109
Change in fair value	(41,244)	(41,244)
Transfer to Level 2	(61,865)	(61,865)
Level 3 financial instruments as of June 30, 2022	$—	$—